Material Accounting Policy Information (Narrative) (Details)	12 Months Ended
Dec. 31, 2023
Disclosure Of Material Accounting Policy Information [Line Items]
Beneficial interest	100.00%
Computer equipment [Member]
Disclosure Of Material Accounting Policy Information [Line Items]
Estimated useful life	3
Machinery and equipment [Member]
Disclosure Of Material Accounting Policy Information [Line Items]
Estimated useful life	5-10
Right Of Use [Member]
Disclosure Of Material Accounting Policy Information [Line Items]
Estimated useful life	the lease term, unless the transfer of the asset ownership is reasonably certain at the end of the lease term, whereupon depreciation is over the useful life.